Financial Assets and Liabilities - Summary of Marketable Securities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of Marketable Securities [line items]
Marketable securities		R$ 3,669,109	R$ 3,115,503
Government security [member]
Disclosure of Marketable Securities [line items]
Marketable securities	[1]	3,543,886	2,719,630
CDB [member]
Disclosure of Marketable Securities [line items]
Marketable securities		116,963	125,413
Repurchase agreements [Member]
Disclosure of Marketable Securities [line items]
Marketable securities		R$ 8,260	R$ 270,460

[1]	Government securities have stated interest connected to Special System for Settlement and Custody (Sistema Especial de Liquidação e de Custódia), or “Selic,” and maturities between twoand five years with daily liquidity.